Intangible assets and goodwill (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life		Useful life
Intangible assets other than goodwill	$ 105,948	$ 109,439	$ 110,428
Goodwill	44,177	37,972	38,388
Total intangible assets and goodwill	150,125	147,411	148,816
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	126,778	126,696
Total intangible assets and goodwill	170,955	164,668	167,059	$ 164,058
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(20,830)	(17,257)
Total intangible assets and goodwill	$ (20,830)	$ (17,257)
Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 5,291	$ 7,046
Total intangible assets and goodwill			23,251	23,062
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	5,291	7,046	9,813
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	25,060	23,280
Computer software [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	25,060	23,280	23,251
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ (19,769)	$ (16,234)
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 189	$ 460
Copyrights, patents and other industrial property rights, service and operating rights [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	189	460	464
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,250	1,483
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	1,250	1,483	1,448	1,524
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ (1,061)	$ (1,023)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 98,518	$ 98,596
Total intangible assets and goodwill	98,518	98,596	96,500
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	98,518	98,596
Total intangible assets and goodwill	98,518	98,596	96,500	97,386
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 1,950	$ 3,337
Total intangible assets and goodwill	1,950	3,337	3,651
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,950	3,337
Total intangible assets and goodwill	1,950	3,337	$ 3,651	$ 3,698
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0
Goodwill [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Goodwill	$ 44,177	$ 37,972
Goodwill [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	44,177	37,972
Goodwill [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 0	$ 0